RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Jun. 30, 2014
Related Party Transactions [Abstract]
Schedule Of Amount Due From Related Parties [Table Text Block]
Due from related parties

	June 30,
	2013	2014
China Techenergy	$23,391,167	$19,038,908
Shenhua Information	2,157,094	3,832,574
Hollysys Machine	352,119	848,188
Electric Motor	462	-
Zhejiang Sanxing	10,304	-
Ruixing	199,045	-
Swee Yong Chim	200,631	-
Yoon Fah Chim	200,632	-

	$26,511,454	$23,719,670

Schedule Of Amount Due To Related Parties [Table Text Block]
Due to related parties

	June 30,
	2013	2014
Shenhua Information	$1,351,199	$1,591,858
China Techenergy	691,360	2,266,900
Electric Motor	27,393	47,790
Hollysys Machine	10,915	81,858
New Huake	2	2

	$2,080,869	$3,988,408

Schedule of Related Party Transactions [Table Text Block]
Transactions with related parties

Purchases of goods and services from:

	Year ended June 30,
	2012	2013	2014
Electric Motor	$31,729	$68,336	$14,022
Shenhua Information	41,045	364,537	323,099
Hollysys Machine	-	972,508	1,980,146
New Huake	-	69,768	-

	$72,774	$1,475,149	$2,317,267

Sales of goods and integrated solutions, and providing services to:

	Year ended June 30,
	2012	2013	2014
China Techenergy	$3,657,215	$17,059,714	$3,135,991
Shenhua Information	1,411,274	1,936,273	2,726,358
Hollysys Machine	296,523	557,243	920,961
Electric Motor	1,775	3,893	1,804

	$5,366,787	$19,557,123	$6,785,114

Operating lease income from:

	Year ended June 30,
	2012	2013	2014
Hollysys Machine	$45,475	$65,926	$65,227

	$45,475	$65,926	$65,227